Related Party Transactions (Details) - Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Individual and related expense		$ (32,583)	$ 122,355
Fair value of stock options granted				$ 1,049,898
Braeden Lichti, Former Chairman and President [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(5,355)	3,927
Fair value of stock options granted	[1]			50,995
Graydon Bensler, CEO, CFO and Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		1,502	3,927
Fair value of stock options granted				50,995
Jordan Plews, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		1,502	3,927
Fair value of stock options granted				50,995
Tim Sayed, Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Individual and related expense		1,502	3,927
Fair value of stock options granted				50,995
Jeffrey Parry, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		13,349	5,210
Fair value of stock options granted				107,669
Crystal Muilenburg, Former Director [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(41,668)	11,199
Fair value of stock options granted	[1]			210,245
Julie Daley, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		53,643	13,428
Fair value of stock options granted				210,245
George Kovalyov, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		10,308
Fair value of stock options granted				52,845
Brenda Buechler, Former Chief Marketing Officer [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(36,918)	41,426
Fair value of stock options granted	[1]			143,671
Christoph Kraneiss, Former Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	$ (30,449)	$ 35,384
Fair value of stock options granted	[1]			$ 121,243

[1]	239,782 options of related parties were forfeited in the six months ended June 30, 2024